Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	113.20%
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.40%)